Segment Information - Schedule of Segment Assets, Depreciation and Amortization and Capital Expenditures (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Information [Line Items]
Assets	¥ 322,948	¥ 328,006	¥ 313,891
Depreciation and amortization	10,513	9,798	12,388
Capital expenditures	9,399	10,690	8,265
Digital Entertainment [Member]
Segment Information [Line Items]
Assets	161,510	162,387	144,383
Depreciation and amortization	2,530	1,957	3,120
Capital expenditures	1,844	1,156	1,221
Health & Fitness [Member]
Segment Information [Line Items]
Assets	96,087	98,150	100,098
Depreciation and amortization	4,079	4,331	5,243
Capital expenditures	2,127	1,850	2,819
Gaming & Systems [Member]
Segment Information [Line Items]
Assets	21,135	18,528	16,151
Depreciation and amortization	1,736	1,349	1,013
Capital expenditures	1,548	3,222	1,705
Pachinko & Pachinko Slot Machines [Member]
Segment Information [Line Items]
Assets	19,906	20,327	25,005
Depreciation and amortization	342	299	174
Capital expenditures	516	532	208
Corporate and Eliminations [Member]
Segment Information [Line Items]
Assets	24,310	28,614	28,254
Depreciation and amortization	1,826	1,862	2,838
Capital expenditures	¥ 3,364	¥ 3,930	¥ 2,312